                                                                            '99

--------------------------------------------------------------------------------
Nationwide(R) Variable Account - 8
December 31, 1999

[The BEST of AMERICA(R) LOGO]

                                                                   ANNUAL REPORT
--------------------------------------------------------------------------------



                                                            [NATIONWIDE(R) LOGO]

                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio





APO-4739 (12/99)

                    [NATIONWIDE LIFE INSURANCE COMPANY LOGO]
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                   [PICTURE]

                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide Variable Account-8.

During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 10, 2000

--------------------------------------------------------------------------------
                         NATIONWIDE VARIABLE ACCOUNT-8

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999



ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         22,653 shares (cost $177,212) .....................................................................     $  181,226

      American Century VP - American Century VP International (ACVPInt)
         22,667 shares (cost $256,031) .....................................................................        283,342

      American Century VP - American Century VP Value (ACVPValue)
         5,591 shares (cost $32,911) .......................................................................         33,269

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         19,182 shares (cost $746,125) .....................................................................        749,451

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         9,264 shares (cost $367,896) ......................................................................        369,345

      Federated Insurance Series - Quality Bond Fund II (FedQualBd)
         4,097 shares (cost $40,260) .......................................................................         40,146

      Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         16,462 shares (cost $415,887) .....................................................................        422,403

      Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS)
         38,335 shares (cost $1,993,910) ...................................................................      2,100,783

      Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS)
         8,549 shares (cost $95,594) .......................................................................         96,430

      Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         8,693 shares (cost $219,777) ......................................................................        238,016

      Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)
         40,876 shares (cost $1,139,462) ...................................................................      1,189,479

      Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
         11,316 shares (cost $256,430) .....................................................................        261,620

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         15,051 shares (cost $398,668) .....................................................................        386,969

      Nationwide SAT - Equity Income Fund (NSATEqInc)
         666 shares (cost $8,787) ..........................................................................          9,005

      Nationwide SAT - Global Equity Fund (NSATGlobEq)
         1,425 shares (cost $19,636) .......................................................................         19,799

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         8,104 shares (cost $88,721) .......................................................................         87,441

      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         54 shares (cost $518) .............................................................................            518

      Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
         19,399 shares (cost $236,191) .....................................................................        238,997

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         509,629 shares (cost $509,629) ....................................................................        509,629

      Nationwide SAT - Select Advisers Small Cap Fund (NSATSmCapG)
         176 shares (cost $3,183) ..........................................................................          3,458

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         7,438 shares (cost $75,634) .......................................................................         72,294

      Nationwide SAT - Small Company Fund (NSATSmCo)
         4,015 shares (cost $84,405) .......................................................................         88,806

      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         8,595 shares (cost $166,034) ......................................................................        175,679

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         358 shares (cost $3,279) ..........................................................................          3,365

      Nationwide SAT - Total Return Fund (NSATTotRe)
         27,595 shares (cost $525,205) .....................................................................        519,070

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         3,226 shares (cost $50,254) .......................................................................         51,135

      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         2,116 shares (cost $47,900) .......................................................................         51,415

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         72 shares (cost $1,399) ...........................................................................          1,420

      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         3,066 shares (cost $225,657) ......................................................................        252,339

      Oppenheimer VAF - Capital Appreciation Fund (OppCapApp)
         12,998 shares (cost $603,330) .....................................................................        647,830

      Oppenheimer VAF - Main Street Growth & Income Fund (OppMSGrInc)
         24,583 shares (cost $583,871) .....................................................................        605,490

      Salomon Brothers VSF - Capital Fund (SBVSFCap)
         35,152 shares (cost $479,338) .....................................................................        480,532

      Salomon Brothers VSF - High Yield Bond Fund (SBVSFHYBd)
         3,641 shares (cost $36,078) .......................................................................         33,573

      Salomon Brothers VSF - Investors Fund (SBVSFInv)
         13,400 shares (cost $161,369) .....................................................................        163,887

      Salomon Brothers VSF - Total Return Fund (SBVSFTotRet)
         8,892 shares (cost $93,395) .......................................................................         90,960


                                                                                                                (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         5,584 shares (cost $75,951) .......................................................................         79,628

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         952 shares (cost $9,997) ..........................................................................         10,435

      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         7,790 shares (cost $91,532) .......................................................................         92,622
                                                                                                                 ----------
            Total investments ..............................................................................     10,641,806
   Accounts receivable .....................................................................................          1,517
                                                                                                                 ----------
            Total assets ...................................................................................     10,643,323
ACCOUNTS PAYABLE ...........................................................................................          -
                                                                                                                 ----------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................................................   $ 10,643,323
                                                                                                                 ==========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                       Total         ACVPIncGr        ACVPInt        ACVPValue       DrySRGro
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................  $     11,685            --              --              --                94
  Mortality and expense risk charges (note 2) ....        (6,443)            (65)           (172)            (29)           (434)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment activity ......................         5,242             (65)           (172)            (29)           (340)
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ..........       494,875              25              65              28          32,312
  Cost of mutual fund shares sold ................      (483,191)            (24)            (55)            (28)        (31,417)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ..........        11,684               1              10            --               895
  Change in unrealized gain (loss) on investments        320,351           4,014          27,311             358           3,326
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ...............       332,035           4,015          27,321             358           4,221
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains .......................        91,914            --              --              --            25,383
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........       429,191           3,950          27,149             329          29,264
                                                    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................    10,193,975         146,993         256,193          32,941         782,879
  Transfers between funds ........................          --            30,284            --              --           (62,692)
  Redemptions ....................................        (6,332)           --              --              --              --
  Adjustments to maintain reserves ...............        26,489              (4)              9            --                (1)
                                                    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....................    10,214,132         177,273         256,202          32,941         720,186
                                                    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............    10,643,323         181,223         283,351          33,270         749,450
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......          --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............  $ 10,643,323         181,223         283,351          33,270         749,450
                                                    ============    ============    ============    ============    ============

                                                      DryCapAp         FedQualBd       FidVIPEIS
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................          1,215            --              --
  Mortality and expense risk charges (note 2) ....           (243)            (20)           (232)
                                                     ------------    ------------    ------------
    Net investment activity                                   972             (20)           (232)
                                                     ------------    ------------    ------------

  Proceeds from mutual fund shares sold ..........             20              11           3,803
  Cost of mutual fund shares sold ................            (20)            (11)         (3,841)
                                                     ------------    ------------    ------------
    Realized gain (loss) on investments ..........           --              --               (38)
  Change in unrealized gain (loss) on investments           1,450            (113)          6,516
                                                     ------------    ------------    ------------
    Net gain (loss) on investments ...............          1,450            (113)          6,478
                                                     ------------    ------------    ------------
  Reinvested capital gains .......................            819            --              --
                                                     ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........          3,241            (133)          6,246
                                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        367,487          40,279         416,196
  Transfers between funds ........................           --              --              --
  Redemptions ....................................         (1,384)           --               (40)
  Adjustments to maintain reserves ...............              8              (8)              3
                                                     ------------    ------------    ------------
      Net equity transactions ....................        366,111          40,271         416,159
                                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        369,352          40,138         422,405
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......           --              --              --
                                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        369,352          40,138         422,405
                                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                                       FidVIPGrS       FidVIPHIS       FidVIPOvS      FidVIPConS      FidVIPGrOpS
                                                     -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --              --              --              --
  Mortality and expense risk charges (note 2) ...         (1,431)            (69)           (166)           (637)           (164)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment activity .....................         (1,431)            (69)           (166)           (637)           (164)
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........        149,340              25           3,733          16,856               7
  Cost of mutual fund shares sold ...............       (152,448)            (25)         (3,634)        (16,520)             (7)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         (3,108)           --                99             336            --
  Change in unrealized gain (loss) on investments        106,873             836          18,239          50,017           5,189
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............        103,765             836          18,338          50,353           5,189
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        102,334             767          18,172          49,716           5,025
                                                    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      2,002,153          95,650         220,014       1,104,388         256,645
  Transfers between funds .......................         (8,508)           --              --            36,340            --
  Redemptions ...................................           (193)            (16)           --            (1,460)           --
  Adjustments to maintain reserves ..............          5,005              24            (173)            501             (57)
                                                    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ...................      1,998,457          95,658         219,841       1,139,769         256,588
                                                    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      2,100,791          96,425         238,013       1,189,485         261,613
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....           --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $  2,100,791          96,425         238,013       1,189,485         261,613
                                                    ============    ============    ============    ============    ============

                                                       NSATCapAp       NSATEqInc     NSATGlobEq
                                                     -------------  -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            436               5            --
  Mortality and expense risk charges (note 2) ...           (220)             (7)             (8)
                                                    ------------    ------------    ------------
    Net investment activity .....................            216              (2)             (8)
                                                    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........             14               7               5
  Cost of mutual fund shares sold ...............            (15)             (7)             (5)
                                                    ------------    ------------    ------------
    Realized gain (loss) on investments .........             (1)           --              --
  Change in unrealized gain (loss) on investments        (11,699)            219             164
                                                    ------------    ------------    ------------
    Net gain (loss) on investments ..............        (11,700)            219             164
                                                    ------------    ------------    ------------
  Reinvested capital gains ......................         15,135            --               307
                                                    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          3,651             217             463
                                                    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        384,959           8,788          19,337
  Transfers between funds .......................           --              --              --
  Redemptions ...................................         (1,503)           --              --
  Adjustments to maintain reserves ..............           (128)              9              (2)
                                                    ------------    ------------    ------------
      Net equity transactions ...................        383,328           8,797          19,335
                                                    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        386,979           9,014          19,798
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....           --              --              --
                                                    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........        386,979           9,014          19,798
                                                    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                     NSATGvtBd      NSATHIncBd     NSATMidCap     NSATMyMkt     NSATSmCapG
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       796           --               72            625           --
  Mortality and expense risk charges (note 2) ...           (46)          --             (131)          (179)            (2)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment activity .....................           750           --              (59)           446             (2)
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........            11           --           30,460         40,021              2
  Cost of mutual fund shares sold ...............           (11)          --          (31,287)       (40,021)            (2)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........          --             --             (827)          --             --
  Change in unrealized gain (loss) on investments        (1,280)            (1)         2,806           --              274
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............        (1,280)            (1)         1,979           --              274
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................           109           --            8,256           --              131
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          (421)            (1)        10,176            446            403
                                                    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        87,753            518        259,785        307,175          3,055
  Transfers between funds .......................          --             --          (30,788)       200,271           --
  Redemptions ...................................           (42)          --              (16)          --             --
  Adjustments to maintain reserves ..............           147             (4)          (177)         1,737              5
                                                    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ...................        87,858            514        228,804        509,183          3,060
                                                    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        87,437            513        238,980        509,629          3,463
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....          --             --             --             --             --
                                                    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $    87,437            513        238,980        509,629          3,463
                                                    ===========    ===========    ===========    ===========    ===========

                                                    NSATSmCapV      NSATSmCo      NSATStrGro
                                                    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          --             --             --
  Mortality and expense risk charges (note 2) ...           (36)           (51)          (109)
                                                    -----------    -----------    -----------
    Net investment activity .....................           (36)           (51)          (109)
                                                    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........             4            335             74
  Cost of mutual fund shares sold ...............            (4)          (337)           (72)
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........          --               (2)             2
  Change in unrealized gain (loss) on investments        (3,340)         4,402          9,645
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............        (3,340)         4,400          9,647
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................         8,628          2,417          6,271
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         5,252          6,766         15,809
                                                    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        67,043         63,570        159,870
  Transfers between funds .......................          --             --             --
  Redemptions ...................................          --             --             --
  Adjustments to maintain reserves ..............            (7)        18,472              3
                                                    -----------    -----------    -----------
      Net equity transactions ...................        67,036         82,042        159,873
                                                    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        72,288         88,808        175,682
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....          --             --             --
                                                    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........        72,288         88,808        175,682
                                                    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                      NSATStrVal      NSATTotRe      NBAMTGuard       NBAMTMCGr       NBAMTPart
                                                    -------------  -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              249            --              --              --
  Mortality and expense risk charges (note 2) ...           --             (295)            (38)            (19)             (1)
                                                    ------------   ------------    ------------    ------------    ------------
    Net investment activity .....................           --              (46)            (38)            (19)             (1)
                                                    ------------   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........           --           37,400              25              14               1
  Cost of mutual fund shares sold ...............           --          (38,884)            (25)            (13)             (1)
                                                    ------------   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........           --           (1,484)           --                 1            --
  Change in unrealized gain (loss) on investments             86         (6,136)            881           3,515              21
                                                    ------------   ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............             86         (7,620)            881           3,516              21
                                                    ------------   ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --           11,697            --              --              --
                                                    ------------   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........             86          4,031             843           3,497              20
                                                    ------------   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          3,280        515,092          50,316          47,918           1,400
  Transfers between funds .......................           --             --              --              --              --
  Redemptions ...................................           --              (14)            (23)           --              --
  Adjustments to maintain reserves ..............              4            (39)             (1)             (2)             (3)
                                                    ------------   ------------    ------------    ------------    ------------
      Net equity transactions ...................          3,284        515,039          50,292          47,916           1,397
                                                    ------------   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........          3,370        519,070          51,135          51,413           1,417
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....           --             --              --              --              --
                                                    ------------   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $      3,370        519,070          51,135          51,413           1,417
                                                    ============   ============    ============    ============    ============

                                                       OppAggGro        OppCapApp      OppMSGrInc
                                                    -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           --              --              --
  Mortality and expense risk charges (note 2) ...           (266)           (464)           (332)
                                                    ------------    ------------    ------------
    Net investment activity .....................           (266)           (464)           (332)
                                                    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........        150,239           6,144          10,051
  Cost of mutual fund shares sold ...............       (135,055)         (5,914)         (9,639)
                                                    ------------    ------------    ------------
    Realized gain (loss) on investments .........         15,184             230             412
  Change in unrealized gain (loss) on investments         26,682          44,500          21,619
                                                    ------------    ------------    ------------
    Net gain (loss) on investments ..............         41,866          44,730          22,031
                                                    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --
                                                    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         41,600          44,266          21,699
                                                    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        375,646         605,022         583,878
  Transfers between funds .......................       (164,907)           --              --
  Redemptions ...................................           --            (1,462)            (90)
  Adjustments to maintain reserves ..............              2           3,779          (2,247)
                                                    ------------    ------------    ------------
      Net equity transactions ...................        210,741         607,339         581,541
                                                    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        252,341         651,605         603,240
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....           --              --              --
                                                    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........        252,341         651,605         603,240
                                                    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                                      SBVSFCap       SBVSFHYBd        SBVSFInv       SBVSFTotRet     VEWrldEMkt
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      2,159           2,942             815           2,143            --
  Mortality and expense risk charges (note 2) ...           (324)            (23)           (117)            (54)            (21)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment activity .....................          1,835           2,919             698           2,089             (21)
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........          3,314              18          10,205              70             204
  Cost of mutual fund shares sold ...............         (3,252)            (18)        (10,310)            (71)           (187)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........             62            --              (105)             (1)             17
  Change in unrealized gain (loss) on investments          1,194          (2,505)          2,518          (2,434)          3,676
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............          1,256          (2,505)          2,413          (2,435)          3,693
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................         12,520            --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         15,611             414           3,111            (346)          3,672
                                                    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        465,275          33,159         160,831          91,323          75,972
  Transfers between funds .......................           --              --              --              --              --
  Redemptions ...................................            (23)           --               (34)            (16)            (16)
  Adjustments to maintain reserves ..............           (331)           --               (28)             (5)             (4)
                                                    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ...................        464,921          33,159         160,769          91,302          75,952
                                                    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        480,532          33,573         163,880          90,956          79,624
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....           --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $    480,532          33,573         163,880          90,956          79,624
                                                    ============    ============    ============    ============    ============

                                                      VEWrldHAs         WPGrInc
                                                    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           --               134
  Mortality and expense risk charges (note 2) ...             (4)            (34)
                                                    ------------    ------------
    Net investment activity .....................             (4)            100
                                                    ------------    ------------

  Proceeds from mutual fund shares sold .........              4              28
  Cost of mutual fund shares sold ...............             (3)            (28)
                                                    ------------    ------------
    Realized gain (loss) on investments .........              1            --
  Change in unrealized gain (loss) on investments            438           1,090
                                                    ------------    ------------
    Net gain (loss) on investments ..............            439           1,090
                                                    ------------    ------------
  Reinvested capital gains ......................           --               241
                                                    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........            435           1,431
                                                    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         10,000          91,192
  Transfers between funds .......................           --              --
  Redemptions ...................................           --              --
  Adjustments to maintain reserves ..............              2            --
                                                    ------------    ------------
      Net equity transactions ...................         10,002          91,192
                                                    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         10,437          92,623
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....           --              --
                                                    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........         10,437          92,623
                                                    ============    ============


See accompanying notes to financial statements.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio: Service Class
                (FidVIPConS)

              Portfolios of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)

              Portfolios of the Morgan Stanley Dean Witter Universal Funds, Inc.
                (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Portfolios of the Nationwide Separate Account Trust (Nationwide
              SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Select Advisers Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRe)

            Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer
                VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro) Oppenheimer VAF - Capital Appreciation Fund (OppCapApp) Oppenheimer VAF - Main Street Growth & Income Fund (OppMSGrInc)

              Portfolios of the Salomon Brothers Variable Series Funds Inc.
                (Salomon Brothers VSF);
                Salomon Brothers VSF - Capital Fund (SBVSFCap)
                Salomon Brothers VSF - High Yield Bond Fund (SBVSFHYBd) Salomon Brothers VSF - Investors Fund (SBVSFInv)
                Salomon Brothers VSF - Total Return Fund (SBVSFTotRet)

              Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
                LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)

         At December 31, 1999, contract owners have invested in all of the above funds except for Morgan Stanley - Emerging Markets Debt Portfolio and Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge and an expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.60%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999.
                                                                                                                  PERIOD
     Contract owners' equity represented by:                 UNITS                UNIT VALUE                     RETURN(b)
                                                           --------               ----------                     ---------
      American Century VP -
      American Century VP Income & Growth:
         Tax qualified                                         4,221               $ 11.339911  $   47,866          13%(a)
         Non-tax qualified                                    11,760                 11.339911     133,357          13%(a)
      American Century VP -
      American Century VP International:
         Tax qualified                                         4,762                 14.637401      69,703          46%(a)
         Non-tax qualified                                    14,596                 14.637401     213,648          46%(a)
      American Century VP -
      American Century VP Value:
         Non-tax qualified                                     3,378                  9.849004      33,270          (2)%(a)
      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified                                        18,073                 11.997336     216,828          20%(a)
         Non-tax qualified                                    44,395                 11.997336     532,622          20%(a)
      Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified                                        14,243                 10.993278     156,577          10%(a)
         Non-tax qualified                                    19,355                 10.993278     212,775          10%(a)
      Federated Insurance Series -
      Federated Quality Bond Fund II:
         Tax qualified                                         1,815                  9.964904      18,086          (0)%(a)
         Non-tax qualified                                     2,213                  9.964904      22,052          (0)%(a)
      Fidelity VIP - Equity-Income Portfolio:
      Service Class:
         Tax qualified                                         9,763                 10.356381     101,109           4%(a)
         Non-tax qualified                                    31,024                 10.356381     321,296           4%(a)
      Fidelity VIP - Growth Portfolio:
      Service Class:
         Tax qualified                                        39,716                 12.257729     486,828          23%(a)
         Non-tax qualified                                   131,669                 12.257729   1,613,963          23%(a)
      Fidelity VIP - High Income Portfolio:
      Service Class:
         Tax qualified                                           390                 10.369409       4,044           4%(a)
         Non-tax qualified                                     8,909                 10.369409      92,381           4%(a)
      Fidelity VIP - Overseas Portfolio:
      Service Class:
         Tax qualified                                         5,579                 12.390673      69,128          24%(a)
         Non-tax qualified                                    13,630                 12.390673     168,885          24%(a)
      Fidelity VIP-II - Contrafund Portfolio:
      Service Class:
         Tax qualified                                        14,970                 11.768698     176,177          18%(a)
         Non-tax qualified                                    86,102                 11.768698   1,013,308          18%(a)
      Fidelity VIP-III - Growth Opportunities Portfolio:
      Service Class:
         Tax qualified                                         3,692                 10.616993      39,198           6%(a)
         Non-tax qualified                                    20,949                 10.616993     222,415           6%(a)


                                                                                                               (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                                  PERIOD
                                                             UNITS                UNIT VALUE                     RETURN(b)
                                                           --------               ----------                     ---------
      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified .................................      15,435                 10.450957     161,311           5%(a)
         Non-tax qualified .............................      21,593                 10.450957     225,668           5%(a)
      Nationwide SAT - Equity Income Fund:
         Tax qualified .................................         202                 11.395844       2,302          14%(a)
         Non-tax qualified .............................         589                 11.395844       6,712          14%(a)
      Nationwide SAT - Global Equity Fund:
         Tax qualified .................................         200                 11.391398       2,278          14%(a)
         Non-tax qualified .............................       1,538                 11.391398      17,520          14%(a)
      Nationwide SAT - Government Bond Fund:
         Tax qualified .................................       4,691                  9.933775      46,599          (1)%(a)
         Non-tax qualified .............................       4,111                  9.933775      40,838          (1)%(a)
      Nationwide SAT - High Income Bond Fund:
         Non-tax qualified .............................          50                 10.253125         513           3%(a)
      Nationwide SAT - Mid Cap Index Fund:
         Tax qualified .................................       6,370                 11.693496      74,488          17%(a)
         Non-tax qualified .............................      14,067                 11.693496     164,492          17%(a)
      Nationwide SAT - Money Market Fund:
         Tax qualified .................................      32,871                 10.090878     331,697           1%(a)
         Non-tax qualified .............................      17,633                 10.090878     177,932           1%(a)
      Nationwide SAT -
      Select Advisers Small Cap Growth Fund:
         Tax qualified .................................         210                 16.489018       3,463          65%(a)
      Nationwide SAT - Small Cap Value Fund:
         Tax qualified .................................       2,394                 11.112696      26,604          11%(a)
         Non-tax qualified .............................       4,111                 11.112696      45,684          11%(a)
      Nationwide SAT - Small Company Fund:
         Tax qualified .................................       1,173                 13.189965      15,472          32%(a)
         Non-tax qualified .............................       5,560                 13.189965      73,336          32%(a)
      Nationwide SAT - Strategic Growth Fund:
         Tax qualified .................................       4,565                 14.227539      64,949          42%(a)
         Non-tax qualified .............................       7,783                 14.227539     110,733          42%(a)
      Nationwide SAT - Strategic Value Fund:
         Non-tax qualified .............................         312                 10.802650       3,370           8%(a)
      Nationwide SAT - Total Return Fund:
         Tax qualified .................................       7,251                 10.808344      78,371           8%(a)
         Non-tax qualified .............................      40,774                 10.808344     440,699           8%(a)
      Neuberger & Berman - Guardian Portfolio:
         Tax qualified .................................       2,128                 11.613561      24,714          16%(a)
         Non-tax qualified .............................       2,275                 11.613561      26,421          16%(a)
      Neuberger & Berman -
      Mid-Cap Growth Portfolio:
         Tax qualified .................................       1,504                 14.837719      22,316          48%(a)
         Non-tax qualified .............................       1,961                 14.837719      29,097          48%(a)
      Neuberger & Berman - Partners Portfolio:
         Non-tax qualified .............................         130                 10.903103       1,417           9%(a)

                                                                                                                  PERIOD
                                                             UNITS                UNIT VALUE                     RETURN(b)
                                                           --------               ----------                     ---------
      Oppenheimer - Aggressive Growth Fund:
         Tax qualified .................................       9,373                 14.519858     136,095          45%(a)
         Non-tax qualified .............................       8,006                 14.519858     116,246          45%(a)
      Oppenheimer - Capital Appreciation Fund:
         Tax qualified .................................      17,311                 12.856734     222,563          29%(a)
         Non-tax qualified .............................      33,371                 12.856734     429,042          29%(a)
      Oppenheimer -
      Main Street Growth & Income Fund:
         Tax qualified .................................      18,288                 11.130917     203,562          11%(a)
         Non-tax qualified .............................      35,907                 11.130917     399,678          11%(a)
      Salomon Brothers VSF - Capital Fund:
         Tax qualified .................................      15,561                 11.096446     172,672          11%(a)
         Non-tax qualified .............................      27,744                 11.096446     307,860          11%(a)
      Salomon Brothers VSF -
      High Yield Bond Fund:
         Tax qualified .................................         202                 10.333319       2,087           3%(a)
         Non-tax qualified .............................       3,047                 10.333319      31,486           3%(a)
      Salomon Brothers VSF - Investors Fund:
         Tax qualified .................................       3,672                 10.536203      38,689           5%(a)
         Non-tax qualified .............................      11,882                 10.536203     125,191           5%(a)
      Salomon Brothers VSF - Total Return Fund:
         Tax qualified .................................       5,331                  9.930789      52,941          (1)%(a)
         Non-tax qualified .............................       3,828                  9.930789      38,015          (1)%(a)
      Van Eck WIT -
      Worldwide Emerging Markets Fund:
         Tax qualified .................................         413                 15.615759       6,449          56%(a)
         Non-tax qualified .............................       4,686                 15.615759      73,175          56%(a)
      Van Eck WIT - Worldwide Hard Assets Fund:
         Non-tax qualified .............................       1,012                 10.313058      10,437           3%(a)
      Warburg Pincus Trust -
      Growth & Income Portfolio:
         Tax qualified .................................       1,718                  9.994949      17,171          (0)%(a)
         Non-tax qualified .............................       7,549                  9.994949      75,452          (0)%(a)
                                                            ========                 ========

                                                                                              $ 10,643,323
                                                                                                 =========


(a) Non-annualized. The return was computed for the period 10/01/99 (effective date) through 12/31/99.
(b) The period return does not include contract charges satisfied by surrendering units.

                         INDEPENDENT AUDITORS' REPORT
                         ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-8

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for the period October 1, 1999 (commencement of operations) through December 31, 1999. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for the period October 1, 1999 (commencement of operations) through December 31, 1999 in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                 Columbus, Ohio
                                 Permit No. 521

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company